Income Tax Provision - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) agreement segment	Dec. 31, 2018 USD ($)	Jun. 08, 2020 USD ($)
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | segment					2
Expense (benefit) from income taxes	$ 1.4	$ (1.0)	$ 9.8	$ (5.7)
Effective income tax rate			(15.50%)
Tax benefits realized which must be paid (as a percent)			85.00%
Expected benefit from remaining cash savings (as a percent)			15.00%
Projected obligations under Tax Receivable Agreements	$ 182.6		$ 182.6
IPO, outside basis differences in partnership subsidiaries
Income Tax Contingency [Line Items]
Valuation allowance							$ 224.4
Second Offering, outside basis differences in partnership subsidiaries
Income Tax Contingency [Line Items]
Valuation allowance							92.9
Outside basis in corporate stock of wholly owned subsidiary
Income Tax Contingency [Line Items]
Valuation allowance							$ 207.4
DiscoverOrg Holdings
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | agreement					2
Expense (benefit) from income taxes					$ (6.5)	$ (2.9)
Effective income tax rate					7.70%	9.10%
Valuation allowance					$ 2.2	$ 0.0
DiscoverOrg Holdings | Foreign Tax Authority
Income Tax Contingency [Line Items]
NOL carryforward					13.5
DiscoverOrg Holdings | Foreign Tax Authority | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards					0.4
DiscoverOrg Holdings | State and Local Jurisdiction
Income Tax Contingency [Line Items]
NOL carryforward					34.6
DiscoverOrg Holdings | State and Local Jurisdiction | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards					$ 1.1